Changes in TotalEnergies' perimeter (Tables)	12 Months Ended
Dec. 31, 2024
Gas-fired power plants in Texas
Changes in TotalEnergies' perimeter
Summary of purchase price allocation

(M$)	At the acquisition date
Goodwill	306
Intangible assets	–
Tangible assets	484
Other assets and liabilities	(59)
Net debt of the acquired treasury	(74)
Fair value of the consideration transferred	657